Cover Document	Jun. 24, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2025
Entity Registrant Name	UNITED SECURITY BANCSHARES
Entity Incorporation, State or Country Code	CA
Entity File Number	000-32987
Entity Tax Identification Number	91-2112732
Entity Address, Address Line One	2126 Inyo Street
Entity Address, City or Town	Fresno
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93721
City Area Code	559
Local Phone Number	490-6261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001137547
Amendment Flag	false
Trading Symbol	UBFO
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, no par value